CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value	$ 0.005	$ 0.005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	91,672,320	90,659,882
Ordinary shares, shares outstanding	91,672,320	90,659,882